Cash and Investments - Fair value hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Investments
Assets	$ 92,125.1	$ 86,645.4
Derivative obligations	$ (71,789.3)	$ (65,330.1)
Percentage of assets	100.00%	100.00%
Restricted cash and cash equivalents	$ 861.2	$ 1,261.0
Secured investments in first mortgage loans	$ 2,500.7	$ 1,659.4
Quoted prices (Level 1)
Cash and Investments
Percentage of assets	23.50%	52.30%
Significant other observable inputs (Level 2)
Cash and Investments
Percentage of assets	58.30%	29.90%
Significant unobservable inputs (Level 3)
Cash and Investments
Assets	$ 8,744.3
Percentage of assets	18.20%	17.80%
Secured investments in first mortgage loans	$ 2,500.7	$ 1,659.4
Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Assets	3,465.3
Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Assets	680.3
Recurring fair value measurement
Cash and Investments
Assets	48,043.8	46,918.8
Investment in associates	9,252.3	8,291.2
Recurring fair value measurement | Derivative obligations
Cash and Investments
Derivative obligations	(191.0)	(152.9)
Recurring fair value measurement | Cash and cash equivalents
Cash and Investments
Assets	6,980.8	12,946.4
Recurring fair value measurement | Short term investments
Cash and Investments
Assets	3,405.2	9,849.1
Recurring fair value measurement | Short term investments, Canadian government
Cash and Investments
Assets	91.8	16.2
Recurring fair value measurement | Short term investments, Canadian provincials
Cash and Investments
Assets	38.1	535.8
Recurring fair value measurement | Short term investments, U.S. treasury
Cash and Investments
Assets	1,574.5	7,608.8
Recurring fair value measurement | Short term investments, Other government
Cash and Investments
Assets	1,402.8	1,424.4
Recurring fair value measurement | Short term investments, Corporate and other
Cash and Investments
Assets	298.0	263.9
Recurring fair value measurement | Bonds
Cash and Investments
Assets	29,001.2	14,533.6
Recurring fair value measurement | Bonds, Canadian government
Cash and Investments
Assets	1,923.5	614.6
Recurring fair value measurement | Bonds, Canadian provincials
Cash and Investments
Assets	284.1	45.0
Recurring fair value measurement | Bonds, U.S. treasury
Cash and Investments
Assets	14,378.8	3,957.9
Recurring fair value measurement | Bonds, U.S. states and municipalities
Cash and Investments
Assets	262.7	387.2
Recurring fair value measurement | Bonds, Other government
Cash and Investments
Assets	2,700.2	2,655.0
Recurring fair value measurement | Bonds, Corporate and other
Cash and Investments
Assets	9,451.9	6,873.9
Recurring fair value measurement | Preferred stocks
Cash and Investments
Assets	2,349.1	2,419.9
Recurring fair value measurement | Preferred stocks, Canadian
Cash and Investments
Assets	32.8	110.2
Recurring fair value measurement | Preferred stocks, U.S.
Cash and Investments
Assets	233.6	40.6
Recurring fair value measurement | Preferred stocks, Other
Cash and Investments
Assets	2,082.7	2,269.1
Recurring fair value measurement | Common stocks
Cash and Investments
Assets	5,437.2	6,041.0
Recurring fair value measurement | Common stocks, Canadian
Cash and Investments
Assets	1,244.4	1,596.3
Recurring fair value measurement | Common stocks, U.S.
Cash and Investments
Assets	1,804.3	1,785.2
Recurring fair value measurement | Common stocks, Other
Cash and Investments
Assets	2,388.5	2,659.5
Recurring fair value measurement | Derivatives and other invested assets
Cash and Investments
Assets	1,061.3	1,281.7
Recurring fair value measurement | Quoted prices (Level 1)
Cash and Investments
Assets	11,286.2	24,544.4
Investment in associates	4,693.8	4,188.8
Recurring fair value measurement | Quoted prices (Level 1) | Cash and cash equivalents
Cash and Investments
Assets	6,980.8	12,946.4
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments
Cash and Investments
Assets	1,868.7	8,444.3
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian government
Cash and Investments
Assets	91.8	16.2
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian provincials
Cash and Investments
Assets	38.1	535.8
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, U.S. treasury
Cash and Investments
Assets	1,574.5	7,608.8
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Other government
Cash and Investments
Assets	164.3	283.5
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks
Cash and Investments
Assets	23.6	13.5
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Canadian
Cash and Investments
Assets	10.4
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Other
Cash and Investments
Assets	13.2	13.5
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks
Cash and Investments
Assets	2,413.1	3,140.1
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Canadian
Cash and Investments
Assets	624.3	1,104.2
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, U.S.
Cash and Investments
Assets	691.0	597.9
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Other
Cash and Investments
Assets	1,097.8	1,438.0
Recurring fair value measurement | Quoted prices (Level 1) | Derivatives and other invested assets
Cash and Investments
Assets		0.1
Recurring fair value measurement | Significant other observable inputs (Level 2)
Cash and Investments
Assets	28,013.3	14,031.2
Investment in associates	95.3	106.8
Recurring fair value measurement | Significant other observable inputs (Level 2) | Derivative obligations
Cash and Investments
Derivative obligations	(151.8)	(88.5)
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments
Cash and Investments
Assets	1,536.5	1,404.8
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Other government
Cash and Investments
Assets	1,238.5	1,140.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Corporate and other
Cash and Investments
Assets	298.0	263.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds
Cash and Investments
Assets	25,535.9	11,737.8
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian government
Cash and Investments
Assets	1,923.5	614.6
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian provincials
Cash and Investments
Assets	284.1	45.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. treasury
Cash and Investments
Assets	14,378.8	3,957.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. states and municipalities
Cash and Investments
Assets	262.7	387.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Other government
Cash and Investments
Assets	2,700.2	2,655.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Corporate and other
Cash and Investments
Assets	5,986.6	4,078.1
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks
Cash and Investments
Assets	278.4	304.6
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Canadian
Cash and Investments
Assets	9.2	16.6
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Other
Cash and Investments
Assets	269.2	288.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks
Cash and Investments
Assets	472.5	497.1
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Canadian
Cash and Investments
Assets	192.3	188.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, U.S.
Cash and Investments
Assets	26.1	32.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Other
Cash and Investments
Assets	254.1	276.7
Recurring fair value measurement | Significant other observable inputs (Level 2) | Derivatives and other invested assets
Cash and Investments
Assets	341.8	175.4
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Cash and Investments
Assets	8,744.3	8,343.2
Investment in associates	4,463.2	3,995.6
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Derivative obligations
Cash and Investments
Derivative obligations	(39.2)	(64.4)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Assets	3,465.3	2,795.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Corporate and other
Cash and Investments
Assets	3,465.3	2,795.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks
Cash and Investments
Assets	2,047.1	2,101.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Canadian
Cash and Investments
Assets	13.2	93.6
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, U.S.
Cash and Investments
Assets	233.6	40.6
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Other
Cash and Investments
Assets	1,800.3	1,967.6
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks
Cash and Investments
Assets	2,551.6	2,403.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Canadian
Cash and Investments
Assets	427.8	303.7
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, U.S.
Cash and Investments
Assets	1,087.2	1,155.3
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Other
Cash and Investments
Assets	1,036.6	944.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Assets	$ 719.5	$ 1,106.2
Go Digit Infoworks Services Private Limited
Cash and Investments
Ownership percentage	49.00%